As filed with the SEC on February 27, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-1501

Tané T. Tyler, General Counsel, 4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2014 – December 31, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of December 31, 2014 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 995,373	$ 1,235,117
U.S. Treasury Note
2.50%, 08/15/2023	2,822,000	2,912,612

Total U.S. Government Obligations (Cost $3,854,351)		4,147,729

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp., IO
5.00%, 08/01/2035	942,063	185,089
Federal National Mortgage Association
3.50%, TBA	3,455,000	3,649,883

Total U.S. Government Agency Obligations (Cost $4,154,939)		3,834,972

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Canada Housing Trust No. 1
3.15%, 06/15/2015, 144A	CAD 1,500,000	1,303,365
Mexican Bonos
7.25%, 12/15/2016	MXN 14,000,000	1,012,164
8.50%, 12/13/2018	10,285,700	785,566

Total Foreign Government Obligations (Cost $3,413,185)		3,101,095

MORTGAGE-BACKED SECURITIES - 14.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031, 144A	$ 365,308	375,255
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	213,530	218,822
Series 2005-14, Class 4A1
0.39%, 05/25/2035 (A)	1,235,750	1,055,192
Series 2006-OC1, Class 2A3A
0.49%, 03/25/2036 (A)	1,360,682	1,195,411
Banc of America Funding Trust
Series 2007-3, Class TA2
0.35%, 04/25/2037 (A)	775,215	537,841
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032, 144A	600,000	635,323
Series 2014-BXO, Class C
2.16%, 08/15/2027, 144A (A)	765,000	765,767
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.69%, 08/26/2035, 144A (A)	254,884	252,057
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037, 144A (A)	292,230	310,320
Series 2009-RR6, Class 2A1
2.55%, 08/26/2035, 144A (A)	460,911	459,407
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036, 144A (A)	315,985	323,754
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.31%, 08/15/2026, 144A (A)	1,000,000	1,001,652
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.91%, 06/15/2033, 144A (A)	320,000	320,134
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035, 144A (A)	527,477	548,598

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-FL3, Class B
2.31%, 10/13/2028, 144A (A)	$ 907,000	$ 920,635
Series 2014-PAT, Class D
2.31%, 08/13/2027, 144A (A)	930,000	921,289
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035, 144A (A)	135,619	135,095
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1
0.29%, 05/25/2037 (A)	391,679	232,390
Hilton USA Trust
Series 2013-HLF, Class CFL
2.06%, 11/05/2030, 144A (A)	394,186	394,206
Impac CMB Trust
Series 2007-A, Class A
0.42%, 05/25/2037 (A)	554,627	532,334
Independent National Mortage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.35%, 08/25/2037 (A)	282,727	237,262
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.58%, 12/26/2037, 144A (A)	206,069	205,495
Series 2009-R7, Class 10A3
6.00%, 12/26/2036, 144A	123,129	128,338
Series 2009-R7, Class 12A1
2.62%, 08/26/2036, 144A (A)	92,688	91,696
Series 2009-R7, Class 1A1
2.34%, 02/26/2036, 144A (A)	405,977	399,071
Series 2009-R7, Class 4A1
2.39%, 09/26/2034, 144A (A)	215,894	212,134
Series 2009-R9, Class 1A1
2.24%, 08/26/2046, 144A (A)	259,878	262,831
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM
5.79%, 06/15/2049 (A)	760,000	787,570
Series 2007-LD11, Class ASB
5.79%, 06/15/2049 (A)	287,667	301,298
Series 2013-ALC, Class B
3.01%, 07/17/2026, 144A (A)	710,000	714,888
Series 2014-FBLU, Class C
2.16%, 12/15/2028, 144A (A)	900,000	900,913
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050, 144A (A)	936,000	989,422
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.80%, 01/27/2047, 144A (A)	131,490	132,554
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.86%, 07/15/2044 (A)	401,052	436,759
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.80%, 08/15/2045, 144A (A)	820,765	879,711
Series 2010-R4, Class 3A
5.50%, 08/26/2047, 144A	392,434	405,769

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024, 144A	$ 229,706	$ 229,690
RALI Trust
Series 2006-QO1, Class 3A1
0.44%, 02/25/2046 (A)	1,114,620	689,572
Series 2006-QO2, Class A1
0.39%, 02/25/2046 (A)	143,305	68,935
Series 2007-QH5, Class AI1
0.38%, 06/25/2037 (A)	555,609	421,816
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	938,036	982,895
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	80,338	81,100
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	63,005	63,005

Total Mortgage-Backed Securities (Cost $19,896,857)		20,758,206

ASSET-BACKED SECURITIES - 6.9%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.45%, 09/25/2036 (A)	2,000,000	1,698,260
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025, 144A	256,404	254,044
Series 2014-1, Class A
2.54%, 05/20/2027, 144A	696,287	694,060
GSAA Trust
Series 2006-1, Class A3
0.50%, 01/25/2036 (A)	988,335	693,185
GSAMP Trust
Series 2006-HE1, Class A2D
0.48%, 01/25/2036 (A)	1,230,000	1,128,096
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026, 144A	293,137	294,726
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.41%, 03/20/2036 (A)	668,533	663,215
Series 2007-2, Class M1
0.48%, 07/20/2036 (A)	100,000	94,275
Lehman XS Trust
Series 2005-8, Class 1A3
0.52%, 12/25/2035 (A)	1,045,734	693,225
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.49%, 02/25/2036 (A)	540,680	531,803
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A
2.07%, 03/20/2030, 144A	383,804	385,644
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042, 144A	1,673,771	1,868,866
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.60%, 03/25/2037, 144A (A)	443,644	433,080
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025, 144A	536,026	536,862

Total Asset-Backed Securities (Cost $7,966,638)		9,969,341

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
Rhode Island Economic Development Corp., Revenue Bonds, AGM
6.00%, 11/01/2015 (B)	$ 295,000	$ 304,012
State of California, General Obligation Unlimited
7.95%, 03/01/2036	1,195,000	1,484,119

Total Municipal Government Obligations (Cost $1,517,357)		1,788,131

CORPORATE DEBT SECURITIES - 66.3%
Aerospace & Defense - 0.3%
Bombardier, Inc.
4.75%, 04/15/2019, 144A (C)	450,000	451,688

Airlines - 2.1%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	409,113	464,343
American Airlines Pass-Through Trust
4.00%, 01/15/2027	659,363	670,902
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	645,083	682,175
7.46%, 10/01/2016	44,774	45,472
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	427,187	435,731
UAL Pass-Through Trust
10.40%, 05/01/2018	414,737	462,141
Virgin Australia Trust
5.00%, 04/23/2025, 144A	286,404	294,997

		3,055,761

Banks - 8.5%
Barclays Bank PLC
10.18%, 06/12/2021, 144A	1,212,000	1,627,218
BBVA Bancomer SA
6.50%, 03/10/2021, 144A	800,000	866,320
CIT Group, Inc.
4.75%, 02/15/2015, 144A	310,000	310,233
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019, 144A (A) (D)	1,095,000	1,409,265
HBOS PLC
Series MTN
6.75%, 05/21/2018, 144A	1,015,000	1,131,213
HSBC Holdings PLC
6.38%, 09/17/2024 (A) (C) (D)	615,000	621,150
ING Bank NV
5.80%, 09/25/2023, 144A	925,000	1,026,083
Intesa Sanpaolo SpA
3.13%, 01/15/2016	1,070,000	1,086,911
5.02%, 06/26/2024, 144A	480,000	465,847
Regions Bank
7.50%, 05/15/2018	1,115,000	1,294,398
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	935,000	951,074
Turkiye Halk Bankasi AS
4.75%, 06/04/2019, 144A	230,000	232,944
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (D)	1,065,000	1,175,494

		12,198,150

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	437,890

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	$ 550,000	$ 453,750
Owens Corning
4.20%, 12/15/2022	1,390,000	1,410,682

		1,864,432

Capital Markets - 1.8%
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (D)	395,000	399,543
Morgan Stanley
5.45%, 07/15/2019 (A) (D)	305,000	305,549
5.75%, 01/25/2021	400,000	459,180
Prospect Capital Corp.
5.88%, 03/15/2023	805,000	827,619
UBS AG
7.63%, 08/17/2022	490,000	576,904

		2,568,795

Commercial Services & Supplies - 1.0%
Steelcase, Inc.
6.38%, 02/15/2021	800,000	923,454
Trinity Industries, Inc.
4.55%, 10/01/2024	535,000	519,635

		1,443,089

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.50%, 09/01/2021	1,005,000	1,005,030

Construction Materials - 0.8%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,115,000	1,142,991

Consumer Finance - 1.5%
Ally Financial, Inc.
4.63%, 06/26/2015	650,000	654,875
Springleaf Finance Corp.
Series MTN
6.90%, 12/15/2017	1,430,000	1,522,950

		2,177,825

Containers & Packaging - 0.7%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
6.00%, 06/15/2017, 144A	190,000	185,250
Exopack Holding Corp.
10.00%, 06/01/2018, 144A	720,000	763,200

		948,450

Distributors - 0.4%
Owens & Minor, Inc.
3.88%, 09/15/2021	615,000	621,956

Diversified Financial Services - 4.3%
Citigroup, Inc.
5.95%, 01/30/2023 (A) (D)	1,070,000	1,053,950
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (D)	700,000	814,625
ILFC E-Capital Trust I
4.37%, 12/21/2065, 144A (A)	575,000	534,750
Jefferies Group LLC
5.13%, 01/20/2023	440,000	447,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (D)	$ 700,000	$ 659,400
Oaktree Capital Management, LP
6.75%, 12/02/2019, 144A	1,110,000	1,310,227
Vesey Street Investment Trust I
4.40%, 09/01/2016 (E)	835,000	875,980
Voya Financial, Inc.
5.50%, 07/15/2022	470,000	530,920

		6,227,120

Diversified Telecommunication Services - 3.1%
CenturyLink, Inc.
5.80%, 03/15/2022	710,000	736,625
Frontier Communications Corp.
7.63%, 04/15/2024	710,000	731,300
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200,000	214,500
Level 3 Communications, Inc.
8.88%, 06/01/2019	85,000	90,117
Level 3 Financing, Inc.
8.13%, 07/01/2019	660,000	701,250
Unison Ground Lease Funding LLC
6.39%, 04/15/2040, 144A	1,515,000	1,736,261
Verizon Communications, Inc.
1.77%, 09/15/2016 (A)	250,000	254,533

		4,464,586

Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021, 144A	365,000	384,075

Electrical Equipment - 0.8%
Anixter, Inc.
5.95%, 03/01/2015	1,200,000	1,203,000

Electronic Equipment, Instruments & Components - 0.5%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	730,000	731,207

Energy Equipment & Services - 2.3%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	600,000	644,250
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,093,560
Seadrill, Ltd.
6.13%, 09/15/2017, 144A (C)	325,000	287,625
Transocean, Inc.
6.38%, 12/15/2021 (C)	490,000	452,000
Weatherford International, Ltd.
9.63%, 03/01/2019	730,000	865,838

		3,343,273

Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	720,000	725,009

Food Products - 0.4%
Post Holdings, Inc.
7.38%, 02/15/2022	635,000	635,000

Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.
2.68%, 12/15/2019	500,000	506,575

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc.
6.25%, 08/01/2020	$ 290,000	$ 301,600
Mallinckrodt International Finance SA
3.50%, 04/15/2018	680,000	657,050

		1,465,225

Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020	500,000	533,125
Express Scripts Holding Co.
4.75%, 11/15/2021	660,000	728,345

		1,261,470

Hotels, Restaurants & Leisure - 0.6%
Scientific Games International, Inc.
7.00%, 01/01/2022, 144A	182,000	184,275
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	753,710

		937,985

Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	525,000

Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	780,000	799,500

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021	1,080,000	1,163,700

Insurance - 8.3%
American Financial Group, Inc.
9.88%, 06/15/2019	920,000	1,181,799
Chubb Corp.
6.38%, 03/29/2067 (A)	879,000	942,332
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,405,000	1,545,123
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865,000	979,896
Lincoln National Corp.
8.75%, 07/01/2019	525,000	656,003
Oil Insurance, Ltd.
3.24%, 02/02/2015, 144A (A) (D)	675,000	600,750
Principal Financial Group, Inc.
8.88%, 05/15/2019	285,000	358,589
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A) (C)	810,000	826,200
Sompo Japan Nipponkoa Insurance, Inc.
5.33%, 03/28/2073, 144A (A)	1,250,000	1,312,500
Stone Street Trust
5.90%, 12/15/2015, 144A	1,400,000	1,457,347
ZFS Finance USA Trust II
6.45%, 12/15/2065, 144A (A)	1,930,000	2,033,583

		11,894,122

Media - 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.25%, 10/30/2017 (C)	509,000	529,614
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	730,213

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Numericable-SFR
4.88%, 05/15/2019, 144A	$ 340,000	$ 337,025
Univision Communications, Inc.
7.88%, 11/01/2020, 144A	350,000	372,750

		1,969,602

Metals & Mining - 1.8%
Anglo American Capital PLC
9.38%, 04/08/2019, 144A (C)	555,000	691,220
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016, 144A	325,000	347,666
Glencore Funding LLC
2.50%, 01/15/2019, 144A (C)	620,000	610,499
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700,000	885,613

		2,534,998

Multi-Utilities - 0.6%
Black Hills Corp.
5.88%, 07/15/2020	700,000	801,100

Oil, Gas & Consumable Fuels - 4.4%
California Resources Corp.
5.00%, 01/15/2020, 144A (C)	323,000	280,203
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	100,000	98,000
6.50%, 08/15/2017	675,000	718,875
CITGO Petroleum Corp.
6.25%, 08/15/2022, 144A	379,000	384,685
Energy Transfer Partners, LP
4.90%, 02/01/2024	590,000	618,243
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (C)	695,000	587,275
Lukoil International Finance BV
3.42%, 04/24/2018, 144A	525,000	446,250
Petrobras Global Finance BV
3.00%, 01/15/2019	650,000	574,646
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019, 144A	571,000	672,352
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019, 144A (C)	925,000	1,086,875
Rosneft Finance SA
6.25%, 02/02/2015, 144A	650,000	647,725
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017, 144A	270,000	238,950

		6,354,079

Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017, 144A	315,000	324,450
Boise Cascade Co.
6.38%, 11/01/2020	480,000	504,000
Coveris Holdings SA
7.88%, 11/01/2019, 144A	200,000	206,000

		1,034,450

Pharmaceuticals - 0.7%
Actavis Funding SCS
1.30%, 06/15/2017	560,000	549,799
Actavis, Inc.
3.25%, 10/01/2022 (C)	465,000	452,733

		1,002,532

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.6%
Cardtronics, Inc.
5.13%, 08/01/2022, 144A	$ 880,000	$ 858,000

Real Estate Investment Trusts - 3.4%
ARC Properties Operating Partnership LP
2.00%, 02/06/2017 (C)	685,000	652,852
CBL & Associates, LP
5.25%, 12/01/2023	490,000	525,030
EPR Properties
7.75%, 07/15/2020	1,190,000	1,427,461
Government Properties Income Trust
3.75%, 08/15/2019	805,000	817,194
Kilroy Realty, LP
6.63%, 06/01/2020	1,320,000	1,538,734

		4,961,271

Road & Rail - 1.6%
Aviation Capital Group Corp.
4.63%, 01/31/2018, 144A	530,000	550,778
7.13%, 10/15/2020, 144A	1,500,000	1,726,577

		2,277,355

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	400,000	409,733

Software - 0.6%
First Data Corp.
6.75%, 11/01/2020, 144A	423,000	451,552
7.38%, 06/15/2019, 144A	370,000	389,425

		840,977

Specialty Retail - 0.4%
Claire’s Stores, Inc.
9.00%, 03/15/2019, 144A	635,000	625,475

Tobacco - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	575,000	697,088

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
6.75%, 09/01/2016, 144A	1,280,000	1,363,200

Wireless Telecommunication Services - 4.2%
Crown Castle Towers LLC
4.88%, 08/15/2040, 144A (C)	965,000	1,060,753
6.11%, 01/15/2040, 144A	1,065,000	1,223,304
SBA Tower Trust
5.10%, 04/15/2042, 144A	1,440,000	1,515,705
Sprint Communications, Inc.
9.00%, 11/15/2018, 144A	700,000	796,180
WCP Wireless Site Funding / WCP Wireless Site RE Funding
6.83%, 11/15/2040, 144A	1,445,000	1,483,495

		6,079,437

Total Corporate Debt Securities (Cost $90,423,204)		95,485,626

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.8%
U.S. Treasury Bill
0.03%, 03/12/2015 (F)	$ 3,990,000	$ 3,989,802

Total Short-Term U.S. Government Obligation (Cost $3,989,802)		3,989,802

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Multi-Utilities - 0.3%
Dominion Resources, Inc.
Series A, 6.13%	7,000	420,070

Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.
Series A, 6.38%	5,000	288,500

Total Convertible Preferred Stocks (Cost $625,410)		708,570

PREFERRED STOCKS - 1.5%
Banks - 0.3%
CoBank ACB
Series F, 6.25%, 144A (A)	4,530	456,539

Consumer Finance - 0.5%
Ally Financial, Inc.
Series A, 8.50% (A)	24,800	666,624

Diversified Telecommunication Services - 0.7%
Centaur Funding Corp.
Series B, 9.08%, 144A	852	1,066,065

Total Preferred Stocks (Cost $1,910,661)		2,189,228

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio 0.18% (F)	7,950,020	7,950,020

Total Securities Lending Collateral (Cost $7,950,020)		7,950,020

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (F), dated 12/31/2014, to be repurchased at $944,042 on 01/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $964,128.	$ 944,042	944,042

Total Repurchase Agreement (Cost $944,042)		944,042

Total Investments (Cost $146,646,466) (G)		154,866,762
Net Other Assets (Liabilities) - (7.6)%		(10,879,180)

Net Assets - 100.0%		$ 143,987,582

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2014

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at December 31, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$4,147,729	$—	$4,147,729
U.S. Government Agency Obligations	—	3,834,972	—	3,834,972
Foreign Government Obligations	—	3,101,095	—	3,101,095
Mortgage-Backed Securities	—	20,758,206	—	20,758,206
Asset-Backed Securities	—	9,969,341	—	9,969,341
Municipal Government Obligations	—	1,788,131	—	1,788,131
Corporate Debt Securities	—	95,485,626	—	95,485,626
Short-Term U.S. Government Obligation	—	3,989,802	—	3,989,802
Convertible Preferred Stocks	708,570	—	—	708,570
Preferred Stocks	2,189,228	—	—	2,189,228
Securities Lending Collateral	7,950,020	—	—	7,950,020
Repurchase Agreement	—	944,042	—	944,042

Total Investments	$10,847,818	$144,018,944	$—	$154,866,762

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. Rate is listed as of December 31, 2014.
(B)	Total aggregate value of illiquid securities is $304,012, representing 0.21% of the Fund’s net assets.
(C)

All or a portion of the security is on loan. The value of all securities on loan is $7,785,423. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	The security has a perpetual maturity; the date shown is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity; the rate is as of December 31, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	Rate disclosed reflects the yield at December 31, 2014.
(G)

Aggregate cost for federal income tax purposes is $146,646,466. Aggregate gross unrealized appreciation and depreciation for all securities is $10,151,797 and $1,931,501, respectively. Net unrealized appreciation for tax purposes is $8,220,296.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended December 31, 2014. See the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities aggregated $57,506,000, representing 39.94% of the Fund’s net assets.
AGM	Assured Guaranty Municipal Corp.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Notes to Schedule of Investments

At December 31, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund applies investment company accounting and reporting guidance. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as the following, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. The value of loaned securities and related collateral outstanding at December 31, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at December 31, 2014.

Open repurchase agreements at December 31, 2014, if any, are shown on the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Fund may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Notes to Schedule of Investments (continued)

At December 31, 2014

(unaudited)

NOTE 1. (continued)

TBA commitments held at December 31, 2014, if any, are identified in the Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed delivery basis, the Fund does not participate in future gains and losses on the security.

Open when-issued securities at December 31, 2014, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at December 31, 2014, if any, are identified in the Schedule of Investments.

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The illiquid securities at December 31, 2014, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs owned at December 31, 2014, if any, are identified in the Schedule of Investments.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Notes to Schedule of Investments (continued)

At December 31, 2014

(unaudited)

NOTE 2. (continued)

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2014, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Notes to Schedule of Investments (continued)

At December 31, 2014

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models based that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Notes to Schedule of Investments (continued)

At December 31, 2014

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

NOTE 3. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

Transamerica Income Shares, Inc.	December 31, 2014 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date:	February 27, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
Principal Financial Officer
Date:	February 27, 2015